Stockholders equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders equity

Note 6 – Stockholders equity

The Company is incorporated in the State of Nevada and has authorized capital stock of 500,000,000 shares of common stock, $0.001 par value, and 20,000,000 shares of preferred stock, $0.001 par value. Each share of common sock is entitled to one (1) vote on all matters submitted for a vote by shareholders.

Of the 20,000,000 shares of preferred stock, the Company has designated the following classes and series with the corresponding terms set forth below:

Series “A” $12.50 Preferred Stock: Shares of Series “A” $12.50 Preferred Stock shall be convertible at a rate equal to three (3) shares of common stock of the Company for each one (1) share of Series “A” $12.50 Preferred Stock. The Series “A” 12.50 Preferred Stock shall be convertible, in whole or in part, at any time after the common stock of the Company shall maintain an average bid price per share of at least $12.50 for ten (10) consecutive trading days. The holder may convert his shares into common stock at any time. Dividends for Series “A: $12.50 Preferred Stock are non-cumulative, however, the holders of such series, in preference to the holders of any common stock, shall be entitled to receive, as and when declared payable by the Board of Directors from funds legally available for the payment thereof, dividends in lawful money of the United States of America at the rate per annum fixed and determined as herein authorized for the shares of such series, but no more. The preferential amount payable with respect to Series “A” 12.50 Preferred Stock in the event of voluntary or involuntary liquidation, dissolution, or winding-up, shall be an amount equal to $5.00 per share, plus the amount of any dividends declared and unpaid thereon.

Series “A” $8.00 Preferred Stock: Series “A” $8.00 Preferred Stock shall be convertible at a rate equal to three (3) shares of common stock of the Company for each one (1) share of Series “A” $8.00 Preferred Stock. The Series “A” $8.00 Preferred Stock shall be convertible, in whole or in part, at any time after the common stock of the Company shall maintain an average bid price per share of at least $8.00 for ten (10) consecutive trading days. The holder may convert his shares into common stock at any time. Dividends for Series “A: $12.50 Preferred Stock are non-cumulative, however, the holders of such series, in preference to the holders of any common stock, shall be entitled to receive, as and when declared payable by the Board of Directors from funds legally available for the payment thereof, dividends in lawful money of the United States of America at the rate per annum fixed and determined as herein authorized for the shares of such series, but no more. The preferential amount payable with respect to Series “A” $8.00 Preferred Stock in the event of voluntary or involuntary liquidation, dissolution, or winding-up, shall be an amount equal to $5.00 per share, plus the amount of any dividends declared and unpaid thereon.

Class B Preferred Stock, Series 1: The number of authorized shares of Class B Preferred Stock Series 1 is 666,680 shares. At any time after six months from the date of issuance of Class B Preferred Stock Series 1, any holder may convert up to 25% of such holder’s initial holdings (i.e. before taking into account any prior conversions, but taking into account any sales or transfers) of Class B Preferred Stock Series 1 into fully paid and nonassessable shares of common stock of the Company at the rate of one hundred (100) shares of common stock per share of Class B Preferred Stock Series 1. Every month thereafter, any holder of Class B Preferred Stock Series 1 may convert up to 12.5% of such stockholder’s initial holdings of Class B Preferred Stock Series 1 (i.e. before taking into account any prior conversions, but taking into account any sales or transfers) into fully paid and nonassessable shares of common stock of the Company at the rate of one hundred (100) shares of common stock per share of Class B Preferred Stock Series 1. Any such conversion may be effected by giving to the Secretary of the Company written notice of conversion, accompanied by the surrender of the certificate(s) of the stock to be converted, duly endorsed, along with any other information or documents reasonably requested by the Secretary to effect the conversion. The shares of Class B Preferred Stock Series 1 shall not have any voting rights. Any outstanding shares of Class B Preferred Stock Series 1 may be redeemed by the Company, at the Company’s option, at any time for $15.00 per share. Dividends for Class B Preferred Stock Series 1 are non-cumulative, however, the holders of such series, in preference to the holders of any common stock, shall be entitled to receive, as and when declared payable by the Board of Directors from funds legally available for the payment thereof, dividends in lawful money of the United States of America at the rate per annum fixed and determined as herein authorized for the shares of such series, but no more.

Class B Preferred Stock, Series 2: The number of authorized shares of Class B Preferred Stock Series 2 is 666,660 shares. There are no shares of Class B Preferred Stock Series 2 issued and outstanding.

Class B Preferred Stock, Series 3: The number of authorized shares of Class B Preferred Stock Series 3 is 18,570 shares. The issue price for Class B Preferred Stock Series 3 is $35.00. The holders of Class B Preferred Stock Series 3 shall be entitled to receive a quarterly dividend equal to 2.5% of the issue price of each share. The dividends shall be paid quarterly, when as and if declared payable by the Company’s Board of Directors from funds legally available for the payment thereof. If in any quarter the Company does not pay any accrued dividends, such dividends shall cumulate. Interest shall not be paid on cumulated dividends. Each share of Class B Preferred Stock Series 3 shall rank on the same parity with each other share of preferred stock, irrespective of series, with respect to dividends at the respective fixed or maximum rate for such series. Any holder of Class B Preferred Stock Series 3 may convert, at any time, any or all shares held into common stock of the Company. Each Class B Preferred Stock Series 3 share held may be converted into one hundred (100) fully paid and nonassessable shares of common stock of the Company at the conversion rate of $0.35 per common stock. In May 2020, all outstanding shares of Class B Preferred Stock were converted into 7,966,000 shares of common stock.

In October 2020, the Company issued 330,785,669 shares as the first tranche of merger consideration to the shareholders of Private Carepay pursuant to the Plan of Merger. The Company was unable to issue the full amount of shares to which the shareholders of Private Carepay were entitled because the Company had insufficient authorized shares.

In August 21, 2021, after the Company’s 40-to-1 reverse split became effective, the Company issued an additional 15,702,389 shares to the shareholders of Private Carepay as the final tranche of consideration pursuant to the Plan of Merger.